SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,010,882	$ 10,889,863
Stock-based compensation	938,457	1,185,399
Research and development capitalized expenses	563,389	611,245
Intangible amortization	111,471	80,518
Other	31,376	70,730
Less valuation allowances	(13,655,575)	(12,837,755)
Net deferred tax assets